Material accounting policy information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of voluntary change in accounting policy [line items]
Net revenue	$ 447,767	$ 231,339
Finance expense	17,786	$ 15,183
Change in accounting policy [Member]
Disclosure of voluntary change in accounting policy [line items]
Net revenue	23,100
Finance expense	$ 23,100